California Intermediate Long Term
                                  Portfolio Series 28 (Insured)
                                              File No. 33-27907
                         Insured California Portfolio Series 62
                                              File No. 33-49017
                                  National Portfolio Series 125
                                              File No. 33-49219
                            Investment Company Act No. 811-3676


              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 4
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO
            SERIES 28 (INSURED)
          INSURED CALIFORNIA PORTFOLIO SERIES 62
          NATIONAL PORTFOLIO SERIES 125

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

     /x/ Check box if it is proposed that this filing should become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

          Pursuant to Rule 429(b) under the Securities Act of
          1933, the Registration Statement and prospectus contained herein relates to Registration Statements
          Nos.:

               33-27907
               33-49017
               33-49219

                     Cross Reference Sheet

            Pursuant to Rule 404(c) of Regulation C
               under the Securities Act of 1933

         (Form N-8B-2 Items required by Instruction 1
                 as to Prospectus on Form S-6)


Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     I.  Organization and General Information


1.   (a)  Name of Trust                Front Cover
     (b)  Title of securities issued

2.   Name and address of Depositor     Table of Contents

3.   Name and address of Trustee       Table of Contents

4.   Name and address of principal     Table of Contents
     Underwriter

5.   Organization of Trust             Introduction

6.   Execution and termination of      Introduction; Amendment and
     Indenture                         Termination of the Indenture

7.   Changes of name                   *50

8.   Fiscal Year                       Included in Form N-8B-2

9.   Litigation                        *50

     II.  General Description of the Trust
          and Securities of the Trust



10.  General Information regarding
     Trust's Securities and Rights
     of Holders


__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (a)  Type of Securities           Rights of Unit Holders
          (Registered or Bearer)

     (b)  Type of Securities           Administration of the Trust-
          (Cumulative or               Distribution
          Distributive)

     (c)  Rights of Holders as to      Redemption; Public Offering
          Withdrawal or Redemption     of Units-Secondary Market

     (d)  Rights of Holders as to      Public Offering of Units-
          conversion, transfer, etc.   Secondary Market; Exchange
                                       Option; Redemption; Rights of
                                       Unit Holders-Certificates

     (e)  Lapses or defaults with      *50
          respect to periodic
          payment plan certificates

     (f)  Voting rights as to          Rights of Unit Holders-
          Securities under the         Certain Limitations
          Indenture

     (g)  Notice to Holders as to      Amendment and Termination of
          change in:                   the Indenture

          1)   Assets of Trust         Administration of the Trust-
                                       Reports to Unit Holders; The
                                       Trust-Summary Description of
                                       the Portfolios

          2)   Terms and Conditions    Amendment and Termination of
               of Trust's Securities   the Indenture

          3)   Provisions of Trust     Amendment and Termination of
                                       the Indenture

          4)   Identity of Depositor   Sponsor; Trustee
               and Trustee

     (h)  Security Holders' consent

__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


          required to change:

          1)   Composition of assets   Amendment and Termination of
               of Trust                the Indenture

          2)   Terms and conditions    Amendment and Termination of
               of Trust's Securities   the Indenture

          3)   Provisions of           Amendment and Termination of
               Indenture               the Indenture

          4)   Identity of Depositor   *50
               and Trustee

     (i)  Other Provisions             Cover of Prospectus; Tax
                                       Status

11.  Type of securities comprising     The Trust-Summary Description
     units                             of the Portfolios; Objectives
                                       and Securities Selection;
                                       The Trust-Special
                                       Considerations

12.  Type of securities comprising     *50
     periodic payment certificates

13.  (a)  Load, fees, expenses, etc.   Summary of Essential
                                       Information; Public Offering
                                       of Units-Public Offering
                                       Price;-Profit of Sponsor;-
                                       Volume Discount; Expenses and
                                       Charges

     (b)  Certain information          *50
          regarding periodic payment
          certificates

     (c)  Certain percentages          Summary of Essential
                                       Information; Public Offering
                                       of Units-Public Offering
                                       Price;-Profit of Sponsor;-

__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


                                       Volume Discount

     (d)  Price differentials          Public Offering of Units -
                                       Public Offering Price

     (e)  Certain other fees, etc.     Rights of Unit Holders-
          payable by holders          Certificates

     (f)  Certain profits receivable   Redemption - Purchase by the
          by depositor, principal      Sponsors of Units Tendered
          underwriters, trustee or     for Redemption
          affiliated persons

     (g)  Ratio of annual charges to   *50
          income

14.  Issuance of trust's securities    Introduction; Rights of Unit
                                       Holders - Certificates

15.  Receipt and handling of           Public Offering of Units-
     payments from purchasers          Profit of Sponsor

16.  Acquisition and disposition of    Introduction; Amendment and
     underlying securities             Termination of the Indenture;
                                       Objectives and Securities
                                       Selection; The Trust-Summary
                                       Description of the
                                       Portfolios; Sponsor-
                                       Responsibility

17.  Withdrawal or redemption by       Redemption; Public Offering
     Security Holders                  of Units-Secondary Market

18.  (a)  Receipt and disposition of   Administration of the Trust;
          income                       Reinvestment Programs

     (b)  Reinvestment of              Reinvestment Programs
          distributions

     (c)  Reserves or special fund     Administration of the Trust-
                                       Distribution

__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


     (d)  Schedule of distribution     *50

19.  Records, accounts and report      Administration of the Trust-
                                       Records and Accounts;-Reports
                                       to Unit Holders

20.  Certain miscellaneous             Amendment and Termination of
     provisions of the Indenture       the Indenture; Sponsor -
                                       Limitation on Liability -
                                       Resignation; Trustee --
                                       Limitation on Liability -
                                       Resignation

21.  Loans to security holders         *50

22.  Limitations on liability          Sponsor, Trustee; Evaluator -
                                       Limitation on Liability

23.  Bonding arrangements              Included on Form N-8B-2

24.  Other material provisions of      *50
     the Indenture

     III.  Organization Personnel and
           Affiliated Persons of Depositor


25.  Organization of Depositor         Sponsor

26.  Fees received by Depositor        Expenses and Charges - Fees;
                                       Public Offering of Units-
                                       Profit of Sponsor

27.  Business of Depositor             Sponsor and Included in Form
                                       N-8B-2

28.  Certain information as to         Included in Form N-8B-2
     officials and affiliated
     persons of Depositor

29.  Voting securities of Depositor    Included in Form N-8B-2

__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


30.  Persons controlling Depositor     *50

31.  Payments by Depositor for
     certain other services            *50

32.  Payments by Depositor for         *50
     certain other services rendered
     to trust

33.  Remuneration of employees of      *50
     Depositor for certain services
     rendered to trust

34.  Remuneration of other persons
     for certain services rendered     *50
     to trust

     IV.  Distribution and Redemption of Securities


35.  Distribution of trust's           Public Offering of Units-
     securities by states              Public Distribution

36.  Suspension of sales of trust's    *50
     securities

37.  Revocation of authority to        *50
     distribute

38.  (a)  Method of distribution       Public Offering of Units
     (b)  Underwriting agreements
     (c)  Selling agreements

39.  (a)  Organization of principal    Sponsor
          underwriter
     (b)  N.A.S.D. membership of
          principal underwriter

40.  Certain fees received by          Public Offering of Units-
     principal underwriter             Profit of Sponsor


__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


41.  (a)  Business of principal        Sponsor
          underwriter

     (b)  Branch officers of           *50
          principal underwriter

     (c)  Salesman of principal        *50
          underwriter

42.  Ownership of trust's securities   *50
     by certain persons

43.  Certain brokerage commissions     *50
     received by principal
     underwriter

44.  (a)  Method of valuation          Public Offering of Units

     (b)  Schedule as to offering      *50
          price

     (c)  Variation in offering        Public Offering of Units-
          price to certain persons     Volume Discount; Exchange
                                       Option

45.  Suspension of redemption rights   *50

46.  (a)  Redemption valuation         Public Offering of Units-
                                       Secondary Market; Redemption

     (b)  Schedule as to redemption    *50
          price

47.  Maintenance of position in        See items 10(d), 44 and 46
     underlying securities

     V.  Information concerning the Trustee or Custodian


48.  Organization and regulation of    Trustee
     Trustee

__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


49.  Fees and expenses of Trustee      Expenses and Charges

50.  Trustee's lien                    Expenses and Charges

     VI.  Information concerning Insurance
          of Holders of Securities


51.  (a)  Name and address of
          Insurance Company            *50

     (b)  Type of policies             *50

     (c)  Type of risks insured and    *50
          excluded

     (d)  Coverage of policies         *50

     (e)  Beneficiaries of policies    *50

     (f)  Terms and manner of          *50
          cancellation

     (g)  Method of determining        *50
          premiums

     (h)  Amount of aggregate          *50
          premiums paid

     (i)  Who receives any part of
          premiums                                                    *50

     (j)  Other material provisions    *50
          of the Trust relating to
          insurance

     VII.  Policy of Registrant


52.  (a)  Method of selecting and      Introduction; Objectives and
          eliminating securities       Securities Selection; The
                                       Trust - Summary Description
__________________

*50  Not applicable, answer negative or not required.

Form N-8B-2                            Form S-6
Item Number                            Heading in Prospectus


          from the Trust               of the Portfolio; Sponsor -
                                       Responsibility

     (b)  Elimination of securities    *50
          from the Trust

     (c)  Policy of Trust regarding    Introduction; Objectives and
          substitution and             Securities Selection; Sponsor
          elimination of securities    - Responsibility

     (d)  Description of any           *50
          fundamental policy of the
          Trust

53.  Taxable status of the Trust       Cover of Prospectus; Tax
                                       Status

     VIII.  Financial and Statistical Information


54.  Information regarding the         *50
     Trust's past ten fiscal years

55.  Certain information regarding     *50
     periodic payment plan
     certificates

56.  Certain information regarding
     periodic payment plan
     certificates                      *50

57.  Certain information regarding     *50
     periodic payment plan
     certificates

58.  Certain information regarding     *50
     periodic payment plan
     certificates

59.  Financial statements              Statement of Financial
     (Instruction 1(c) to Form S-6)    Condition

__________________

*50  Not applicable, answer negative or not required.











__________________

*50  Not applicable, answer negative or not required.

LOGO


DEAN WITTER SELECT
MUNICIPAL TRUST

CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28 (INSURED)

INSURED CALIFORNIA PORTFOLIO SERIES 62

Standard & Poor's Corporation Rating:  AAA


NATIONAL PORTFOLIO SERIES 125

(Unit Investment Trusts)

These Trusts were formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxes to individual Unit Holders resident in the state for which the State Trust is named, through investment in a fixed portfolio consisting primarily of investment grade long-term (in the case of the Insured California Trust and the National Uninsured Trust) or intermediate long-term (in the case of the Insured California Intermediate Long Term Trust) state, municipal and public authority debt obligations. The value of the Units of each Trust will fluctuate with the value of the portfolio of underlying Securities. The Units of the Insured California Intermediate Long Term Trust and the Insured California Trust only are rated AAA by Standard & Poor's Corporation because each of the Securities in such Trusts have been irrevocably insured by insurance either provided by the respective Issuers thereof or obtained by third parties. Minimum Purchase: 1 Unit.

This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trusts, and the portfolio and financial statements of the Trusts. Part B contains a general description of the Trusts. Part A may not be distributed unless accompanied by Part B.

The Initial Public Offering of Units in the Trusts has been completed. The Units offered hereby are issued and outstanding
Units which have been acquired by the Sponsor either by

purchase from the Trustee of Units tendered for redemption or in the Secondary Market


Sponsor:    LOGO             DEAN WITTER REYNOLDS INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Read and retain both parts of this Prospectus for future reference.

Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

            Prospectus Part A dated April 17, 1997

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

THE USE OF THE TERM "INSURED" IN THE NAME OF A TRUST DOES NOT
MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL OR
PRIVATE ORGANIZATION.  THE TRUST UNITS ARE NOT INSURED.

              DEAN WITTER SELECT MUNICIPAL TRUST
CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28 (INSURED)
            INSURED CALIFORNIA PORTFOLIO SERIES 62
                 NATIONAL PORTFOLIO SERIES 125


                       TABLE OF CONTENTS

     PART A                                               Page


     Table of Contents..................................  A-1
     Summary of Essential Information...................  A-4
          The Insured California Intermediate             A-11
            Long Term Trust ............................
          The Insured California Trust..................  A-13
          The National Uninsured Trust..................  A-23
     Independent Auditor's Report.......................  F-1

     PART B

     Introduction.......................................    1
     The Trust..........................................    2
          Special Considerations........................    2
          Summary Description of the Portfolios.........    3
     Insurance on the Securities in an Insured             21
     Trust..............................................
     Objectives and Securities Selection................   25
     The Units..........................................   26
     Tax Status.........................................   27
          Public Offering of Units......................   32
          Public Offering Price.........................   32
          Public Distribution...........................   33
          Secondary Market..............................   34
          Profit of Sponsor.............................   35
          Volume Discount...............................   35
     Exchange Option....................................   36
     Reinvestment Programs..............................   37
                              A-1

     PART A                                               Page


     Redemption.........................................   38
          Tender of Units...............................   38
          Computation of Redemption Price per              39
            Unit .......................................
          Purchase by the Sponsor of Units
            Tendered for Redemption ....................   39
     Rights of Unit Holders.............................   40
          Certificates..................................   40
          Certain Limitations...........................   40
     Expenses and Charges...............................   40
          Initial Expenses..............................   40
          Fees..........................................   40
          Other Charges.................................   41
     Administration of the Trust........................   42
          Records and Accounts..........................   42
          Distribution..................................   42
          Distribution of Interest and Principal........   42
          Reports to Unit Holders.......................   44
     Sponsor............................................   45
     Trustee............................................   47
     Evaluator..........................................   48
     Amendment and Termination of the Indenture.........   49
     Legal Opinions.....................................   50
     Auditors...........................................   50
     Bond Ratings.......................................   50
     Federal Tax Free vs. Taxable Income................   54

                         Sponsor:

                 Dean Witter Reynolds Inc.
                  Two World Trade Center
                 New York, New York  10048

                        Evaluator:

               Kenny S&P Evaluation Services
            A Division of J.J. Kenny Co., Inc.
                        65 Broadway
                 New York, New York  10006

                         Trustee:

                 The Chase Manhattan Bank
                      270 Park Avenue
                 New York, New York  10017

                              A-2

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.





                              A-3

                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                          CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                                (INSURED)

                                         As of February 28, 1997




FACE AMOUNT OF SECURITIES           $3,105,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0124%

NUMBER OF UNITS                             3,100     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F2>              4.361%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT        1/3,100th     ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F2>              4.029%
PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust      $3,094,188.00       Estimated net annual interest rate
                                                          per Unit times $1,000                 $44.94
  Divided by 3,100 Units            $      998.13       Divided by 12                           $ 3.74

  Plus sales charge of 3.134% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (3.235%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                             32.29       day of each month

Public Offering Price per Unit           1,030.42     MINIMUM PRINCIPAL DISTRIBUTION:  No
Plus undistributed principal and                        distribution need be made from the
    net investment income and                           Principal Account if balance therein
    accrued interest                        15.33<F1>   is less than $1 per Unit outstanding

    Adjusted Public Offering Price  $    1,045.75     TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
SPONSOR'S REPURCHASE PRICE AND                          Evaluator's fee) $2.05 per $1,000
  REDEMPTION PRICE PER UNIT                             face amount of underlying Securities    $ 2.05
  (based on bid side evaluation of
  underlying Securities, $32.29                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public Offering                    FEE:  Maximum of $.25 per $1,000
  Price per Unit)                   $    1,013.46       face amount of underlying Securities       .25

CALCULATION OF ESTIMATED NET                          TOTAL ESTIMATED ANNUAL EXPENSES
  ANNUAL INTEREST RATE PER UNIT                         PER UNIT                                $ 2.30
  (based on face amount of $1,000
  per Unit)                                           EVALUATOR'S FEE FOR EACH EVALUATION:
                                                        Minimum of $.40 per issue of Security
  Annual interest rate per Unit             4.724%
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Less estimated annual expenses per
    Unit ($2.30) expressed as a                       MANDATORY TERMINATION DATE:  January 1, 2042
    percentage                               .230%
                                                      DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of the Trust at any time is
  per Unit                                  4.494%      less than $1,348,000.



    <F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally 3 business days after purchase) for Units purchased on February 28, 1997.

    <F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public
Offering of Units - Volume Discount" in Part B of this Prospectus.)

                                                A-3


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                  INSURED CALIFORNIA PORTFOLIO SERIES 62

                                         As of February 28, 1997




FACE AMOUNT OF SECURITIES           $3,820,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0144%

NUMBER OF UNITS                             3,810     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F11>             5.091%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT        1/3,810th     ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F11>             5.168%

PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust      $3,676,298.00       Estimated net annual interest rate
                                                          per Unit times $1,000                 $51.96
  Divided by 3,810 Units            $      964.91       Divided by 12                           $ 4.33

  Plus sales charge of 5.469% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (5.785%
    of net amount invested in
    Securities)                             55.82     DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
Public Offering Price per Unit           1,020.73
Plus undistributed principal and                      MINIMUM PRINCIPAL DISTRIBUTION:  No distri-
    net investment income and accrued                   bution need be made from the Principal
    interest                                18.24<F10>  Account if balance therein is less than
                                                        $1 per Unit outstanding
    Adjusted Public Offering Price  $    1,038.97
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES (includ-
SPONSOR'S REPURCHASE PRICE AND                          ing estimated expenses and Evaluator's
  REDEMPTION PRICE PER UNIT                             fee) $1.83 per $1,000 face amount of
  (based on bid side evaluation of                      underlying Securities                   $ 1.83
  underlying Securities, $55.82
  less than Adjusted Public Offering                  SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  Price per Unit)                   $      983.15       FEE:  Maximum of $.25 per $1,000 face
                                                        amount of underlying Securities            .25

CALCULATION OF ESTIMATED NET ANNUAL                   TOTAL ESTIMATED ANNUAL EXPENSES PER UNIT  $ 2.08
  INTEREST RATE PER UNIT
  (based on face amount of $1,000
  per Unit)                                           EVALUATOR'S FEE FOR EACH EVALUATION:
                                                        Minimum of $.40 per issue of Security
  Annual interest rate per Unit             5.404%
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Less estimated annual expenses per
    Unit ($2.08) expressed as                         MANDATORY TERMINATION DATE:  January 1, 2042
    a percentage                             .208%
                                                      DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of the Trust at any time is
  per Unit                                  5.196%      less than $1,720,000.



    <F10>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on February 28, 1997.

    <F11>The estimated current return and estimated long term return are increased for transactions entitled to reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering of
Units - Volume Discount" in Part B of this Prospectus.)

                                                A-4


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                      NATIONAL PORTFOLIO SERIES 125

                                         As of February 28, 1997




FACE AMOUNT OF SECURITIES           $4,335,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT              .0156%

NUMBER OF UNITS                             4,320     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F20>            5.460%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT        1/4,320th     ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F20>            5.405%
PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust      $4,236,715.00       Estimated net annual interest rate
                                                          per Unit times $1,000                $56.37
  Divided by 4,320 Units            $      980.72       Divided by 12                          $ 4.69

  Plus sales charge of 5.010% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (5.274%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                             51.72       day of each month

Public Offering Price per Unit           1,032.44     MINIMUM PRINCIPAL DISTRIBUTION:  No
  plus undistributed principal and                      distribution need be made from the
  net investment income and accrued                     Principal Account if balance therein
  interest                                  16.44<F19>  is less than $1 per Unit outstanding

    Adjusted Public Offering Price  $    1,048.88     TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
SPONSOR'S REPURCHASE PRICE AND                          Evaluator's fee) $1.87 per $1,000
  REDEMPTION PRICE PER UNIT                             face amount of underlying Securities   $ 1.87
  (based on bid side evaluation of
  underlying Securities, $51.72                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public Offering                    FEE:  Maximum of $.25 per $1,000
  Price per Unit) plus              $      997.16       face amount of underlying Securities      .25

                                                      TOTAL ESTIMATED ANNUAL EXPENSES
CALCULATION OF ESTIMATED NET                            PER UNIT                               $ 2.12
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000                     EVALUATOR'S FEE FOR EACH EVALUATION:
  per Unit)                                             Minimum of $.40 per issue of Security

  Annual interest rate per Unit             5.849%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  January 1, 2042
    Unit ($2.12) expressed as a
    percentage                               .212%    DISCRETIONARY LIQUIDATION AMOUNT:  The Trust
                                                        may be terminated by the Sponsor if the value
Estimated net annual interest rate                      of the portfolio of the Trust at any time is
  per Unit                                  5.637%      less than $1,734,000.



     <F19>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on February 28, 1997.

     <F20>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public Offering
of Units - Volume Discount" in Part B of this Prospectus.)

                                                A-5


                              A-4

               SUMMARY OF ESSENTIAL INFORMATION
                          (Continued)


          THE TRUSTS -- The Dean Witter Select Municipal Trust, California Intermediate Long Term Portfolio Series 28 (Insured) (the "Insured California Intermediate Long Term Trust"), Insured California Portfolio Series 62 (the "Insured California Trust") and National Portfolio Series 125 (the "National Uninsured Trust") are three separate unit investment trusts (collectively, the "Trusts") created on March 18, 1993 (the "Date of Deposit"), under the laws of the State of New York pursuant to an Indenture as defined in Part B. The Insured California Intermediate Long Term Trust and the Insured California Trust are sometimes referred to herein as the "State Trusts" or the "Insured Trusts". Each of the Trusts is composed of "investment grade" long term, or in the case of the Insured California Intermediate Long Term Trust, intermediate long-term, interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of the Trusts are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxation to individual Unit Holders resident in the state for which the State Trust is named; and (2) the conservation of capital. The payment of interest and the preservation of principal of each of the Trusts is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Trusts will be achieved. All of the Securities in each of the Portfolios are obligations of states, or of the counties, municipalities or public authorities thereof. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxes when owned by individual Unit Holders resident in the state for which the State Trust is named. (For a discussion of certain tax aspects of the Trusts, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of the Insured California Intermediate Long Term Trust and the Insured California Trust, see: "Special Considerations Regarding California Securities -- California Tax Status", herein.)

                              A-5

          OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

          INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the respective "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured Trusts. The policies of Bond Insurance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain outstanding, whether they are held in the Insured Trusts or not. Bond Insurance on all Securities in the Insured Trusts relates only to the Securities in such Insured Trusts and not to the Units offered hereby. No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of Bond Insurance relating to a Security in the Insured Trusts. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured Trusts only, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be retained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

          MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by each Trust will be made on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
"Reinvestment Programs", in Part B.)

          PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying Securities, divided by the number of Units outstanding, plus a sales charge calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

          ESTIMATED CURRENT RETURN -- The Estimated Current
Return shows the return based on the Public Offering Price and
                              A-6

is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

          MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units -- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
Market conditions may cause such prices to be greater or less than the amount paid for Units.

          SPECIAL CONSIDERATIONS -- An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate long-term or intermediate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Insured California Intermediate Long Term Trust is considered to be concentrated in Water and Sewer Securities and Tax Allocation Securities (39.98% and 26.26% respectively, of the aggregate market value of the Insured California Intermediate Long Term Trust Portfolio). The Insured California Trust is considered to be concentrated in Electric and Power Securities and General Revenue Lease Payment Securities (35.47% and 42.44% respectively, of the aggregate market value of the Insured California Trust Portfolio). The National Uninsured Trust is considered to be concentrated in Electric and Power Securities (37.79% of the aggregate market value of the National Uninsured Trust Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in Part B. See also: "The Insured California Intermediate Long Term Trust", "The Insured California Trust" or "The National Uninsured Trust", herein, for a discussion of additional risks relating to Units of such Trust.)

                              A-7

          OTHER INFORMATION -- The Securities in the Portfolio of each Trust were chosen in part on the basis of their respective maturity dates. A long-term Trust contains obligations maturing in 15 years or more from the Date of Deposit and an intermediate long-term Trust contains obligations maturing to 10 to 15 years from the Date of Deposit. The maturity date of each of the Trusts is January 1, 2042. The latest maturity of a Security in the Insured California Intermediate Long Term Trust is October 2006; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 7.398 years. The latest maturity of a Security in the Insured California Trust is October 2023; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 22.05 years. The latest maturity of a Security in the National Uninsured Trust is July 2031; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 23.584 years. The actual maturity dates of each of the Securities contained in each Trust are shown on the respective "Schedule of Portfolio Securities", herein.

          The Trustee shall receive annually 75 cents per $1,000 principal amount of Securities in each Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by a Trust.

          SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

          The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the
                              A-8

Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                 (as % of bid     (as % of Public
Time to Maturity               side evaluation)    Offering Price)


Less than 1 year                           0%              0%
1 year to less than 2 years            0.756%           0.75%
2 years to less than 4 years           1.523%           1.50%
4 years to less than 7 years           2.564%           2.50%
7 years to less than 11 years          3.627%           3.50%
11 years to less than 15               4.712%           4.50%
years
15 years and greater                   5.820%           5.50%

          The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units of a Trust set forth below.

                                               Dealer Concession
                            % of Effective     as % of Effective
Number of Units               Sales Charge        Sales Charge


1-99.....................         100%                65%
100-249..................          95%                62%
250-499..................          85%                55%
500-999..................          70%                45%
1,000 or more............          55%                35%

          To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

          Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

          Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.
                              A-9

          For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

          Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP"; "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc."; and "Trustee" in Part B is amended so that "United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003" is replaced with "The Chase Manhattan Bank, a New York Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, New York, New York 10004". The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively. "Insurance on the Securities in an Insured Trust" in Part B is amended to add the following paragraph before "Ambac Indemnity":

          On December 20, 1995, Capital Guaranty Corporation merged with a subsidiary of Financial Security Assurance Holdings Ltd. In connection with such merger, (i) CGIC, the principal operating subsidiary of Capital Guaranty Corporation, became a wholly-owned subsidiary of FSA, the principal operating subsidiary of Financial Security Assurance Holdings Ltd., and (ii) the corporate name of CGIC was changed to Financial Security Assurance of Maryland Inc.

      THE INSURED CALIFORNIA INTERMEDIATE LONG TERM TRUST


          The Portfolio of the Insured California Intermediate Long Term Trust consists of thirteen issues of Securities, all of which were issued by Issuers located in California. None of the issues of Securities is a general obligation of an Issuer. All thirteen issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured California Intermediate Long Term Trust contains the following categories of Securities:

                                     Percentage of Aggregate
                                 Market Value of Trust Portfolio
Category of Security                 (as of April 1, 1997)


General Revenue Lease Payment.              20.30%
Health Care and Hospital......              13.42%
Tax Allocation................              26.29%
Water and Sewer...............              39.98%
Original Issue Discount.......              20.30%

          See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Insured California Intermediate Long Term Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the Insured California Intermediate Long Term Trust, approximately 6.1% of the aggregate principal amount of the Securities in the Insured California Intermediate Long Term Trust (or 4.09% of the market value of all Securities in the Insured California Intermediate Long Term Trust on April 1, 1997) are zero coupon bonds, (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          Securities in the Insured California Intermediate Long Term Trust representing approximately 9.21% of the aggregate market value of the Insured California Intermediate Long Term Trust Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1999. (See: the respective "Schedule of Portfolio Securities", herein, and "The Trust -- Summary Description of the Portfolios -- Additional

Securities Considerations -- Redemption of Securities", in
Part B.)

          The Securities in the Insured California Intermediate
Long Term Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies: AMBAC: 11.22%; and MBIA: 88.77.a

          On April 1, 1997, based on the bid side of the market, the aggregate market value of Securities in the Insured
California Intermediate Long Term Trust was $3,059,613.25.

          The range of maturities of Securities in the Insured
California Intermediate Long Term Trust is from August 1, 2001 to October 1, 2006.

          On April 1, 1997, all of the Securities in the Insured California Intermediate Long Term Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured California Intermediate Long Term Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.





a Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured
     California Intermediate Long Term Trust on April 1, 1997.

                 THE INSURED CALIFORNIA TRUST


          The Portfolio of the Insured California Trust consists of nine issues of Securities, all of which were issued by Issuers located in California. One of the issues of Securities is a general obligation of an Issuer. Eight issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured California Trust contains the following categories of
Securities:

                                     Percentage of Aggregate
                                 Market Value of Trust Portfolio
Category of Security                 (as of April 1, 1997)


Electric and Power............              35.47%
General Obligation............               1.62%
General Revenue Lease Payment.              42.44%
Health Care and Hospital......               7.00%
Water and Sewer...............              13.47%
Original Issue Discount.......              72.29%

          See:  "The Trust -- Summary Description of the
Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Insured
California Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the Insured California Trust, approximately 2.62% of the aggregate principal amount of the Securities in the Insured California Trust (or 1.62% of the market value of all Securities in the Insured California Trust on April 1, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          The Securities in the Insured California Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies:
AMBAC:  42.44%; and MBIA:  57.56%.a

          On April 1, 1997, based on the bid side of the market, the aggregate market value of the Securities in the Insured California Trust was $3,599,061.00.

          On April 1, 1997, all of the Securities in the Insured California Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured California Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.


    SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES


          Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain additional risk factors:




a Percentages computed on the basis of the aggregate bid side evaluation of the Securities in the Insured
     California Trust on April 1, 1997.

California Trust

          Since the start of the 1990-91 fiscal year, California (the "State") has faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected. Job losses have been the worst of any post-war recession and have been estimated to exceed 800,000. While the most severe point of the recession has been estimated to have occurred in late 1993, pre-recession job levels are not expected to be reached for several more years.

          The recession has affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits.

          Employment, income, and retail sales in the State have shown modest increases over the past two years, indicating some recovery from recessionary conditions. These increases notwithstanding, pre-recession job levels are not expected to be reached until 1997.

          Together with the federal government, which is providing over $9.5 billion in aid, the State is committed to assisting local governments, individuals and businesses suffering damage caused by the Northridge earthquake, as well as to assisting in the repair and replacement of State-owned facilities.

          On December 6, 1994, Orange County, California (the
"County"), together with its pooled investment funds (the
"Pools"), filed for protection under Chapter 9 of the federal
Bankruptcy Code.

          On May 2, 1995, the Bankruptcy Court approved a settlement agreement covering claims of the other participating entities against the County and the Pools. Most participants have received in cash 80% (90% for school districts) of their Pools' investments with the balance to be paid in the future.

          The State bears no existing obligation in connection with any of the outstanding obligations or securities of the County or any of the other participating entities. It may, however, be necessary for the State to intervene if the County lacks sufficient resources to maintain County administered State programs. In this regard, the State cannot predict what, if any, action may occur. The Legislature is considering the County's new financial plan and other proposals relating to the County bankruptcy, including possible State oversight of County finances. None of the proposals, however, presently involve any direct State financial support of the County.

  1995-96 Budget

          The State began the 1995-96 fiscal year with strengthening revenues based on an improving economy and the smallest nominal "budget gap" to be closed in many years

          The 1995-96 Budget Act, signed by the Governor, on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion. about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

          The 1995-96 Budget Act projects General Fund expenditures and transfers of $43.4 billion, an increase of $168 million over 1994-95. The Budget Act also projects Special Fund expenditures of $13.4 billion, a decrease of $700 million from 1994-95 projected expenditures. The principal features of the Budget Act were the following:

      1. Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years. The budget compromise anticipates a settlement of the CTA v. Gould litigation.

      2. Cuts in health and welfare costs totaling about $900 million, some of which would require federal legislative approval.

      3. A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State
University system ($24 million General Fund).

      4. The Budget assumes receipt of $473 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments. This amount is considerably less than the summer 1994 two-year budget proposal estimate, and is somewhat lower than the estimate in the January 1995 Governor's Budget.

      5. General Fund support for the Department of Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the Governor's Budget.

          THE FOREGOING DISCUSSION OF THE 1995-96 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT "PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

  State Appropriations Limit

          The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. Article XIIIB, originally adopted in 1979. was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

          Exempted from the Appropriations Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

          Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the California Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

  State Indebtedness

          As of August 1, 1995, the State had over $18.93 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $2.81 billion remained unissued as of August 1, 1995. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1995, the State had approximately $5.56 billion of outstanding Lease-Purchase Debt.

          In addition to the general obligation bonds, State agencies and authorities had approximately $18.98 billion aggregate principal amount of revenue bonds and notes
                             A-18

outstanding as of June 30, 1995. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

  Litigation

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

  Ratings

          On July 15, 1994, Standard & Poor's Corporation ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's"), and Fitch Investors Service, Inc. ("Fitch") all downgraded their ratings of California's general obligation bonds. These bonds are usually sold in 20- to 30-year increments and used to finance the construction of schools, prisons, water systems and other projects. The ratings were reduced by Standard & Poor's from "A+" to "A," by Moody's from "Aa" to "Al," and by Fitch from "AA" to "A." Since 1991, when it had a "AAA" rating, the State's rating has been downgraded three times by all three ratings agencies. All three agencies cite the 1994-95 Budget Act's dependence on a "questionable" federal bailout to pay for the cost of illegal immigrants, the Proposition 98 guaranty of a minimum portion of State revenues for kindergarten through community college, and the persistent deficit requiring more borrowing as reasons for the reduced rating. Another concern was the State's reliance on a standby mechanism which could trigger across-the-board reductions in all State programs, and which could disrupt State operations, particularly in fiscal year 1995-96. However, a Standard & Poor's spokesman stated that, although the lowered ratings means California is a riskier borrower, Standard & Poor's anticipates that the State will pay off its debts and not default. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised.

                             A-19

          Fitch upgraded its rating of California general obligation bonds from "A" to "A+" on February 26, 1996. No rating change was made, however, by either Moody's or Standard
& Poor's as of that date.

          As a result of Orange County's Chapter 9 bankruptcy filing on December 6, 1994, Moody's suspended the County's bond ratings until January 6, 1995, when it reinstated them at a rating of "Caa." On December 6, 1994, Standard & Poor's cut its rating of all Orange County debt from "AA-" to "CCC," a level below investment grade and an indication of high risk and uncertainty, and on December 8. 1994, Standard & Poor's further reduced its rating to "D" indicating default status. Fitch does not rate Orange County bonds. It is anticipated that as Orange County's credit and bond ratings fall, it will have difficulty in getting loans or selling its bonds to raise money. Additionally, the County's bankruptcy filing could affect about 180 municipalities, school districts, and other municipal entities which entrusted billions of dollars to Orange County to invest. Standard & Poor's has informed such entities that they have been placed on negative credit watch, the usual step prior to a downgrade of credit rating.

          The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.






                             A-20

               SUPPLEMENT TO PART B - TAX STATUS

California Trust

          On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing
California state income tax law which read as follows:

          The Insured Trust is not an association taxable as a corporation under the income tax laws of the State of California;

          The income, deductions and credits against tax of the Insured Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured Trust under the income tax laws of the State of California;

          Interest on the bonds held by the Insured Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

          Each holder of a Unit in the Insured Trust will have a taxable event when the Insured Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Insured Trust is allocated among each of the bond issues held in the Insured Trust (in accordance with the proportion of the Insured Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

          Each holder of a Unit in the Insured Trust is deemed to be the owner of a pro rata portion of the Insured Trust under the personal property tax laws of the State of California;


                             A-21

          Each Unit holder's pro rata ownership of the bonds held by the Insured Trust, as well as the interest income therefrom, is exempt from California personal property taxes;
and

          Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

          In the opinion of Messrs. Kopesky & Welke, LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.






                             A-22

          THE NATIONAL UNINSURED TRUST

          The Portfolio of the National Uninsured Trust consists of eleven issues of Securities, which were issued by Issuers located in nine states. One of the issues of Securities is a general obligation of an Issuer. Ten issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The National Uninsured Trust contains the following categories of Securities:

                                          Percentage of Aggregate

                                 Market Value of Trust Portfolio
Category of Security                 (as of April 1, 1997)


Electric and Power............              37.79%
General Obligation............              16.99%
General Revenue Lease Payment.               8.91%
Health Care and Hospital......              23.56%
Housing.......................              12.21%
Special Tax...................               3.88%
Prerefunded/Escrowed to
  Maturity....................                .67%
Original Issue Discount.......              58.87%

          See:  "The Trust -- Summary Description of the
Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the National Uninsured Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

          Of the Original Issue Discount bonds in the National Uninsured Trust, approximately 3.46% of the aggregate principal amount of the Securities in the National Uninsured Trust (or
 .67% of the market value of all Securities in the National Uninsured Trust on April 1, 1997) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

          Securities in the National Uninsured Trust representing approximately 11.98% of the aggregate market value of the National Uninsured Trust Portfolio are subject to redemption at the option of the Issuer thereof beginning in 1999. (See: the respective "Schedule of Portfolio
Securities", herein, and "The Trust -- Summary Description of
                             A-23

the Portfolios -- Additional Securities Considerations --
Redemption of Securities", in Part B.)

          On April 1, 1997, based on the bid side of the market, the aggregate market value of Securities in the National Uninsured Trust was $4,168,929.00.

          On April 1, 1997, Standard & Poor's Corporation rated five of the Securities in the National Uninsured Trust as follows: 8.91%-AAA, 12.21%-AA and 27.49%-A; and Moody's Investors Service rated five of the Securities as follows:
 .67%-Aaa, 23.55%-Aa, 11.58%-A and 11.72%-Baa.  3.88% of the
Securities are not rated; however, in the opinion of the Sponsor, these Securities have credit characteristics comparable to investment grade securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the National Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see:
"Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.






                             A-24
<AUDIT-REPORT>

                       INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28 (INSURED)
INSURED CALIFORNIA PORTFOLIO SERIES 62
NATIONAL PORTFOLIO SERIES 125


We have audited the statements of financial condition and schedules of portfolio securities of the Dean Witter Select Municipal Trust California Intermediate Long Term Portfolio Series 28 (Insured), Insured California Portfolio Series 62 and National Portfolio Series 125 as of February 28, 1997, and the related statements of operations and changes in net assets for the years ended February 28, 1997, February 29, 1996 and February 28, 1995. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust California Intermediate Long Term Portfolio Series 28 (Insured), Insured California Portfolio Series 62 and National Portfolio Series 125 as of February 28, 1997, and the results of their operations and the changes in their net assets for the years ended February 28, 1997, February 29, 1996 and February 28, 1995 in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP




April 4, 1997
New York, New York









































                                    F-1
</AUDIT-REPORT>

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
            CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                  (INSURED)

                              February 28, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,037,242) (Note (a) and Schedule
  of Portfolio Securities Notes (4) and (5))                      $3,094,188

Accrued interest receivable                                           43,311

Cash                                                                   8,898

           Total                                                   3,146,397


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 4,485

   Accrued Sponsor's fees                                              1,361

           Total liabilities                                           5,846


Net Assets:

   Balance applicable to 3,100 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market
        appreciation of $56,946                      $3,094,188

      Undistributed principal and net investment
        income (Note (b))                                46,363


           Net assets                                             $3,140,551

Net asset value per Unit ($3,140,551 divided by 3,100 Units)      $ 1,013.08




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
            CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                  (INSURED)



                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995


Investment income -
  interest                $152,642            $160,062           $164,878

Less Expenses:

   Trustee's fees and
     expenses                6,367               6,684              6,888

   Sponsor fees                776                 814                840

           Total
             expenses        7,143               7,498              7,728

           Investment
             income -
             net           145,499             152,564            157,150

Net (loss) gain on
  investments:

   Realized gain (loss)
     on securities sold
     or redeemed              -                    906             (5,027)

   Net unrealized market
     (depreciation)
      appreciation         (16,327)            206,286           (117,267)

           Net (loss)
             gain on
             investments   (16,327)            207,192           (122,294)

Net increase in net
  assets resulting from
  operations              $129,172            $359,756           $ 34,856




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
            CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                  (INSURED)

                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995
Operations:

   Investment income -
     net                $  145,499          $  152,564         $  157,150

   Realized gain (loss)
     on securities sold
     or redeemed              -                    906             (5,027)

   Net unrealized market
     (depreciation)
     appreciation          (16,327)            206,286           (117,267)

           Net increase
             in net
             assets
             resulting
             from
             operations    129,172             359,756             34,856

Less Distributions to
  Unit Holders:

   Investment income -
     net                  (139,128)           (146,967)          (151,305)

           Total distri-
             butions      (139,128)           (146,967)          (151,305)

Less Capital Share
  Transactions:

   Redemption of 224
     Units and 46
     Units, respec-
     tively
                              -               (222,555)           (40,588)

   Accrued interest on
     redemption               -                 (3,349)              (693)

           Total capi-
             tal share
             transac-
             tions            -               (225,904)           (41,281)

Net decrease in net
  assets                    (9,956)            (13,115)          (157,730)

Net assets:
   Beginning of year     3,150,507           3,163,622          3,321,352

   End of year (includ-
     ing undistributed
     principal and net
     investment income
     of $46,363, $46,164
     and $51,427,
     respectively)      $3,140,551          $3,150,507         $3,163,622

                      See notes to financial statements
                                     F-4

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
           CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                 (INSURED)

                             February 28, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (March 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
           CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                 (INSURED)

                             February 28, 1997



(5) Reclassifications

    Certain reclassifications were made in the prior year financial statements to reflect current year presentation.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (March 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of February 28, 1997 follows:

       Original cost to investors                                $3,412,439
       Less:  Gross underwriting commissions (sales charge)        (133,081)
       Net cost to investors                                      3,279,358
       Cost of securities sold or redeemed                         (265,000)
       Unrealized market appreciation                                56,946
       Accumulated interest accretion                                22,884
       Net amount applicable to investors                        $3,094,188

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
           CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                 (INSURED)

                             February 28, 1997



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995

       Net investment
         income dis-
         tributions
         during year    $   44.88           $   44.97            $ 45.00

       Net asset value
         at end of
         year           $1,013.08           $1,016.29            $951.75

       Trust Units out-
         standing at
         end of year        3,100               3,100              3,324

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                        CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                              (INSURED)

                                          February 28, 1997



Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities            <F3>      Amount      Rate        Date       Redemptions<F5> Redemptions<F4>  Value<F6><F7>

  1. California Health Facili-
     ties Financing Authority,
     Insured Hospital Revenue
     Bonds, (Children's Hospital
     - San Diego), Series 1993
     (MBIA Insured) <F8>               AAA    $   90,000    5.100%   07/01/03      NONE             NONE            $   92,445

  2. California Health Facili-
     ties Financing Authority,
     Insured Hospital Revenue
     Bonds, (Children's Hospital
     - San Diego), Series 1993
     (MBIA Insured) <F8>               AAA       315,000    5.200    07/01/04      NONE             07/01/03@102       323,089

  3. Delta Diablo Sanitation
     District, 1993 Refunding
     Subordinated Certificates
     of Participation (Waste
     Water Facilities Project)
     (MBIA Insured) <F8>               AAA       280,000    5.000    12/01/03      NONE             12/01/99@101       283,805

  4. Escondido Joint Powers
     Financing Authority Revenue
     Bonds, Series 1993 A (AMBAC
     Insured) <F9>                     AAA       345,000    5.000    09/01/06      NONE             09/01/02@102       348,440

  5. Mountain View Capital Im-
     provements Financing Author-
     ity Revenue Bonds (City
     Hall/Community Theatre),
     Series 1992 (MBIA Insured)
     <F8>                              AAA       190,000    0.000    08/01/05      NONE             NONE               125,639

  6. Palmdale Water District
     Certificates of Participa-
     tion (Littlerock Dam Proj-
     ect), Series 1993 A (MBIA
     Insured) <F8>                     AAA       430,000    5.250    10/01/06      NONE             10/01/02@102       441,068

  7. Riverside Redevelopment
     Agency, Tax Allocation Bonds
     (Casa Blanca Redevelopment
     Project), Series 1993 A
     (MBIA Insured) <F8>               AAA       280,000    4.700    08/01/01      NONE             NONE               283,335

  8. Riverside Redevelopment
     Agency, Tax Allocation Bonds
     (Merged Redevelopment Proj-
     ect A), Series 1993 A (MBIA
     Insured) <F8>                     AAA       180,000    4.700    08/01/01      NONE             NONE               182,144

  9. San Diego County Certifi-
     cates of Participation
     (Vista Detention Facility
     Refunding), Series 1993
     (MBIA Insured) <F8>               AAA       155,000    4.700    04/01/02      NONE             NONE               156,862

 10. San Diego County Certifi-
     cates of Participation
     (Vista Detention Facility
     Refunding), Series 1993
     (MBIA Insured) <F8>               AAA       140,000    4.800    04/01/03      NONE             NONE               141,987

 11. San Diego County Certifi-
     cates of Participation
     (Vista Detention Facility
     Refunding), Series 1993
     (MBIA Insured) <F8>               AAA       200,000    4.900    04/01/04      NONE             04/01/03@102       203,104

 12. San Luis Obispo 1993
     Water Revenue Bonds (Water
     Treatment Plant Modification
     Project), Series 1993 (MBIA
     Insured) <F8>                     AAA       250,000    5.200    06/01/05      NONE             06/01/03@100       256,145
                                                                      F-8

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                        CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                                              (INSURED)
                                             (CONTINUED)

                                          February 28, 1997



Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities            <F3>      Amount      Rate        Date       Redemptions<F5> Redemptions<F4>   Value<F6><F7>

 13. San Luis Obispo 1993
     Water Revenue Bonds (Water
     Treatment Plant Modification
     Project), Series 1993 (MBIA
     Insured) <F8>                     AAA    $  250,000    5.300%   06/01/06      NONE             06/01/03@100    $  256,125

                                              $3,105,000                                                            $3,094,188




                                                   See notes to schedule of portfolio securities
































                                                                        F-9

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
         CALIFORNIA INTERMEDIATE LONG TERM PORTFOLIO SERIES 28
                               (INSURED)

                           February 28, 1997



[FN]

<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of February 28, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F7> At February 28, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

    Gross unrealized market appreciation    $56,946

    Gross unrealized market depreciation       -

    Unrealized market appreciation    $56,946

    The amortized cost of the Securities for Federal income tax purposes was $3,037,242 at February 28, 1997.

<F8> Insured by Municipal Bond Insurance Association ("MBIA").

<F9> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 62

                              February 28, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,715,265) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))             $3,676,298

Accrued interest receivable                                           61,470

Cash                                                                  13,717

           Total                                                   3,751,485


                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 5,729

   Accrued Sponsor's fees                                              1,618

           Total liabilities                                           7,347


Net Assets:

   Balance applicable to 3,810 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market
        depreciation of $38,967                      $3,676,298

      Undistributed principal and net investment
        income (Note (b))                                67,840


           Net assets                                             $3,744,138

Net asset value per Unit ($3,744,138 divided by 3,810 Units)      $   982.71




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 62



                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995


Investment income -
  interest                $208,875            $208,719           $218,156

Less Expenses:

   Trustee's fees and
     expenses                6,990               6,991              7,247

   Sponsor fees                955                 956                990

           Total
             expenses        7,945               7,947              8,237

           Investment
             income -
             net           200,930             200,772            209,919

Net (loss) gain on
  investments:

   Realized loss on
     securities sold
     or redeemed              -                   -               (43,879)

   Unrealized market
     (depreciation)
     appreciation          (18,693)            200,135           (171,493)

           Net (loss)
             gain on
             investments   (18,693)            200,135           (215,372)

Net increase (decrease)
  in net assets result-
  ing from operations     $182,237            $400,907           $ (5,453)




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                    INSURED CALIFORNIA PORTFOLIO SERIES 62



                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995

Operations:

   Investment income -
     net                $  200,930          $  200,772         $  209,919

   Realized loss on
     securities sold or
     redeemed                 -                   -               (43,879)

   Unrealized market
     (depreciation)
     appreciation          (18,693)            200,135           (171,493)

           Net increase
             (decrease)
             in net
             assets
             resulting
             from opera-
             tions         182,237             400,907             (5,453)


Less Distributions to
   Unit Holders:

   Principal                  -                   -                (7,125)

   Investment income -
     net                  (197,510)           (197,510)          (206,570)

           Total dis-
             tributions   (197,510)           (197,510)          (213,695)


Less Capital Share
  Transactions:

   Redemption of 490
     Units                    -                   -              (433,650)

   Accrued interest on
     redemption               -                   -                (9,437)

           Total capital
             share
             transac-
             tions            -                   -              (443,087)

Net (decrease) increase
  in net assets            (15,273)            203,397           (662,235)

Net assets:

   Beginning of year     3,759,411           3,556,014          4,218,249

   End of year (includ-
     ing undistributed
     principal and net
     investment income
     of $67,840, $67,395
     and $66,952,
     respectively)      $3,744,138          $3,759,411         $3,556,014




                      See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                   INSURED CALIFORNIA PORTFOLIO SERIES 62

                             February 28, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (March 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                   INSURED CALIFORNIA PORTFOLIO SERIES 62

                             February 28, 1997



(5) Reclassifications

    Certain reclassifications were made in the prior year financial statements to reflect current year presentation.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (March 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of February 28, 1997 follows:

       Original cost to investors                                $4,404,749
       Less:  Gross underwriting commissions (sales charge)        (215,817)
       Net cost to investors                                      4,188,932
       Cost of securities sold or redeemed                         (484,666)
       Net unrealized market depreciation                           (38,967)
       Accumulated interest accretion                                10,999
       Net amount applicable to investors                        $3,676,298

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                   INSURED CALIFORNIA PORTFOLIO SERIES 62

                             February 28, 1997



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995

       Principal dis-
         tributions
         during year      $   -              $   -               $  1.87

       Net investment
         income distri-
         butions during
         year             $ 51.84            $ 51.84             $ 51.98

       Net asset value
         at end of year   $982.71            $986.72             $933.34

       Trust Units out-
         standing at
         end of year        3,810              3,810               3,810

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                INSURED CALIFORNIA PORTFOLIO SERIES 62

                                          February 28, 1997



Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities            <F12>     Amount      Rate        Date       Redemptions<F14> Redemptions<F13> Value<F15><F16>

  1. California Health Facili-
     ties Financing Authority,
     Insured Hospital Revenue
     Bonds (Children's Hospital
     - San Diego) (MBIA Insured)
     <F17>                             AAA    $  260,000    5.750%   07/01/23      07/01/05@100     07/01/03@102    $  257,195

  2. California Statewide Com-
     munity Development Corpora-
     tion Lease Revenue Bonds
     (Oakland Convention Center
     Project), Series 1992 (AMBAC
     Insured) <F18>                    AAA       600,000    5.500    10/01/14      10/01/11@100     10/01/02@100       597,288

  3. Los Angeles County Certi-
     ficates of Participation
     (Children's Court and
     Museum), Series 1992 (AMBAC
     Insured) <F18>                    AAA       500,000    5.500    04/01/17      04/01/13@100     04/01/02@102       484,615

  4. Northern California Power
     Agency, Hydroelectric Proj-
     ect No. 1, Public Power Rev-
     enue Refunding Bonds, Series
     1992A (MBIA Insured) <F17>        AAA       600,000    5.500    07/01/23      07/01/19@100     07/01/02@100       575,796

  5. Orange County Certificates
     of Participation (Juvenile
     Justice Center Facility),
     Refunding Series 1992 (AMBAC
     Insured) <F18>                    AAA       500,000    5.500    06/01/19      06/01/18@100     06/01/02@100       480,125

  6. Palmdale Water District
     Certificates of Participa-
     tion (Littlerock Dam Proj-
     ect), Series 1993A (MBIA
     Insured) <F17>                    AAA       500,000    5.750    10/01/23      10/01/18@100     10/01/02@102       495,265

  7. Roseville Joint Union High
     School District General
     Obligation Bonds, Series
     1992-A (MBIA Insured) <F17>       AAA       100,000    0.000    08/01/07      NONE             NONE                58,676

  8. Sacramento Municipal Util-
     ity District Electric Reve-
     nue Refunding Bonds, Series
     1992-A (MBIA Insured) <F17>       AAA       260,000    5.750    08/15/13      08/15/11@100     08/15/02@100       263,393

  9. Transmission Agency of
     Northern California, Cali-
     fornia-Oregon Transmission
     Project Revenue Refunding
     Bonds, 1993 Series A (MBIA
     Insured) <F17>                    AAA       500,000    5.250    05/01/20      05/01/15@100     05/01/03@102       463,945

                                              $3,820,000                                                            $3,676,298




                                                   See notes to schedule of portfolio securities
                                                                        F-17

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                 INSURED CALIFORNIA PORTFOLIO SERIES 62

                           February 28, 1997



[FN]

<F12> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F13> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F14> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F15> The market value of the Securities as of February 28, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F16> At February 28, 1997, the net unrealized market depreciation of all
Securities was comprised of the following:

         Gross unrealized market appreciation          $  9,332

         Gross unrealized market depreciation           (48,299)

         Net unrealized market depreciation            $(38,967)

    The amortized cost of the Securities for Federal income tax purposes was $3,715,265 at February 28, 1997.

<F17> Insured by Municipal Bond Insurance Association ("MBIA").

<F18> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

                       STATEMENT OF FINANCIAL CONDITION

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        NATIONAL PORTFOLIO SERIES 125

                              February 28, 1997


                                TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $4,223,772) (Note (a) and Schedule
  of Portfolio Securities Notes (4) and (5))                     $4,236,715

Accrued interest receivable                                          54,203

Cash                                                                 23,571

           Total                                                  4,314,489

                          LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                 6,938

   Accrued Sponsor's fees                                              1,862

           Total liabilities                                           8,800


Net Assets:

   Balance applicable to 4,320 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market
        appreciation of $12,943                      $4,236,715

      Undistributed principal and net investment
        income (Note (b))                                68,974


           Net assets                                             $4,305,689

Net asset value per Unit ($4,305,689 divided by 4,320 Units)      $   996.69




                      See notes to financial statements

                           STATEMENTS OF OPERATIONS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        NATIONAL PORTFOLIO SERIES 125



                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995


Investment income -
  interest                $254,518            $254,401           $254,291

Less Expenses:

   Trustee's fees and
     expenses                8,106               8,107              8,106

   Sponsor fees              1,084               1,084              1,084

           Total
            expenses         9,190               9,191              9,190

           Investment
            income -
            net            245,328             245,210            245,101

   Net unrealized mar-
     ket (depreciation)
     appreciation          (13,550)            230,074           (252,112)

Net increase (decrease)
  in net assets
  resulting from opera-
  tions                   $231,778            $475,284           $ (7,011)




                      See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

                      DEAN WITTER SELECT MUNICIPAL TRUST
                        NATIONAL PORTFOLIO SERIES 125


                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995

Operations:

   Investment income -
     net                $  245,328          $  245,210         $  245,101

   Net unrealized mar-
     ket (depreciation)
     appreciation
                           (13,550)            230,074           (252,112)

           Net increase
             (decrease)
             in net
             assets
             resulting
             from opera-
             tions         231,778             475,284             (7,011)


Less Distributions to
  Unit Holders:

   Investment income -
     net                  (243,130)           (243,275)          (243,454)

           Total distri-
             butions      (243,130)           (243,275)          (243,454)


Less Capital Share
  Transactions:

   Redemption of 15
     Units                    -                (14,283)              -

   Accrued interest on
     redemptions              -                   (313)              -

           Total capi-
             tal share
             transac-
             tions            -                (14,596)              -

Net (decrease) increase
  in net assets            (11,352)            217,413           (250,465)

Net assets:

   Beginning of year     4,317,041           4,099,628          4,350,093

   End of year (includ-
     ing undistributed
     principal and net
     investment income
     of $68,974, $68,632
     and $83,031,
     respectively)      $4,305,689          $4,317,041         $4,099,628


                      See notes to financial statements
                                     F-21

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       NATIONAL PORTFOLIO SERIES 125

                             February 28, 1997



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public
Offering of Units - Public Offering Price".  Under the Securities
Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (March 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       NATIONAL PORTFOLIO SERIES 125

                             February 28, 1997



(5) Reclassifications

    Certain reclassifications were made in the prior year financial statements to reflect current year presentation.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (March 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of February 28, 1997 follows:

       Original cost to investors                                $4,434,294
       Less:  Gross underwriting commissions (sales charge)        (217,270)
       Net cost to investors                                      4,217,024
       Net unrealized market appreciation                            12,943
       Accumulated interest accretion                                 6,748
       Net amount applicable to investors                        $4,236,715

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                       NATIONAL PORTFOLIO SERIES 125

                             February 28, 1997



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                        For the years ended
                        February 28,       February 29,        February 28,
                            1997               1996                1995

       Net investment
         income dis-
         tribution
         during year      $ 56.28            $ 56.20             $ 56.16

       Net asset value
         at end of year   $996.69            $999.32             $945.70

       Trust Units out-
         standing at
         end of year        4,320              4,320               4,335

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                    NATIONAL PORTFOLIO SERIES 125

                                          February 28, 1997



Port-                                                                                                 Optional
folio                                Rating      Face      Coupon    Maturity       Sinking Fund      Refunding        Market
 No.   Title of Securities            <F21>     Amount      Rate        Date       Redemptions<F23> Redemptions<F22> Value<F24><F25>

  1. California State General
     Obligation Bonds, Series
     1992                              A+      $  500,000    6.250%   10/01/19      10/01/16@100     10/01/02@102    $  546,960

  2. Connecticut Housing
     Finance Authority Housing
     Mortgage Finance Program
     Bonds, Series 1993 B <F26>        AA         500,000    6.300    05/15/24      05/15/13@100     05/15/03@102       512,165

  3. Washington Wilkes Payroll
     Development Authority,
     Georgia, Subordinated Zero
     Coupon Revenue Bonds (South-
     ern Care Corp.), Series 1991
     C (Escrowed to Maturity)          Aaa<F27>   150,000    0.000    12/01/21      NONE             NONE                28,647

  4. West Chicago, Illinois,
     Tax Increment Revenue Bonds,
     Series 1992                       <F28>      150,000    7.375    12/01/12      12/01/08@100     12/01/02@103       163,638

  5. Indiana Health Facilities
     Financing Authority, Hospi-
     tal Revenue Bonds (Lafayette
     Home Hospital), Series 1993       A1(7)      500,000    6.000    08/01/23      08/01/14@100     02/01/03@102       488,325

  6. Marion County Convention
     and Recreational Facilities
     Authority, Indiana, Excise
     Taxes Lease Rental Revenue
     Refunding Bonds, Series 1993
     A (AMBAC Insured) <F29>           AAA        400,000    5.500    06/01/21      06/01/14@100     06/01/03@100       377,004

  7. North Carolina Eastern
     Municipal Power Agency,
     Power System Revenue Refund-
     ing Bonds, Series 1993B           Baa1<F27>  500,000    6.000    01/01/13      07/01/12@100     01/01/03@102       495,920

  8. North Carolina Municipal
     Power Agency No. 1, Catawba
     Electric Revenue Bonds,
     Series 1992                       A<F27>     500,000    5.750    01/01/15      01/01/13@100     01/01/03@100       486,375

  9. Pennsylvania Higher Educa-
     tional Facilities Authority
     Revenue Bonds (Thomas Jef-
     ferson University), Series
     1989A                             Aa<F27>    500,000    6.000    07/01/19      07/01/04@100     07/01/99@102       504,125

 10. South Carolina Public
     Service Authority, Various
     Revenue Bonds (Santee Coo-
     per), Series B                    Aa<F27>    500,000    6.000    07/01/31      07/01/27@100     07/01/01@100       498,510

 11. Intermountain Power
     Agency, Utah, Power Supply
     Revenue Refunding Bonds,
     Series B                          Aa<F27>    135,000    6.000    07/01/23      07/01/22@100     07/01/99@100       135,046

                                               $4,335,000                                                            $4,236,715




                                                   See notes to schedule of portfolio securities
                                                                        F-25

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                     NATIONAL PORTFOLIO SERIES 125

                           February 28, 1997



[FN]

<F21> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F22> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F23> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F24> The market value of the Securities as of February 28, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F25> At February 28, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation     $ 40,483

       Gross unrealized market depreciation     (27,540)

       Net unrealized market appreciation $ 12,943

    The amortized cost of the Securities for Federal income tax purposes was $4,223,772 at February 28, 1997.

<F26> See "The Trust - Summary Description of the Portfolios - Revenue
Securities - Housing Securities" in Part B of this Prospectus for a discussion relating to Housing Securities therein.

<F27> Moody's Investors Service, Inc. rating.

<F28> This Security, although unrated, has, in the opinion of the Sponsor, credit characteristics comparable to an investment grade Security.

<F29> Insured by American Municipal Bond Assurance Corporation ("AMBAC").




                                  F-26






(MODULE)
          (NAME)    DWSMTPARTB941
          (CIK)     0000840581
          (CCC)     uit*59fl
(/MODULE)

              CONTENTS OF REGISTRATION STATEMENT


          This registration statement comprises the following documents:

          The facing sheet.

          The Cross Reference Sheet.

          The Prospectus.

          The signatures.

          Consents of the Evaluator, Independent Auditors and
          Standard & Poor's Ratings Group; all other consents were previously filed.

          The following exhibits:

          23. 1a. Consents of Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc.

               1b.  Consent of Independent Auditors.

               1d.  Consents of Standard & Poor's Ratings
                    Group, a division of The McGraw-Hill
                    Companies, Inc.

          27.  1.   Financial Data Schedule of
                    Dean Witter Select Municipal Trust,
                    California Intermediate Long Term Portfolio
                      Series 28 (Insured).

               2.   Financial Data Schedule of
                    Dean Witter Select Municipal Trust,
                    Insured California Portfolio Series 62.

               3.   Financial Data Schedule of
                    Dean Witter Select Municipal Trust,
                    National Portfolio Series 125.

                      CONSENT OF COUNSEL


          The consent of Counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibits EX-5 and EX-8 to this Registration Statement.

                          SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, California Intermediate Long Term Portfolio Series 28 (Insured), Insured California Portfolio Series 62 and National Portfolio Series 125, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 17th day of April, 1997.

                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    CALIFORNIA INTERMEDIATE LONG TERM
                      PORTFOLIO SERIES 28 (Insured)
                    INSURED CALIFORNIA PORTFOLIO SERIES 62
                    NATIONAL PORTFOLIO SERIES 125
                                   (Registrants)

                    By:  DEAN WITTER REYNOLDS INC.
                                (Depositor)


                              Thomas Hines

                              Thomas Hines
                              Authorized Signatory

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed on behalf of Dean Witter Reynolds Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 17th day of April, 1997.

            Name                        Office
           _____                        _______



Philip J. Purcell             Chairman & Chief   )
                              Executive Officer  )
                              and Director       )

Richard M. DeMartini          Director

Robert J. Dwyer               Director

Christine A. Edwards          Director

Charles A. Fiumefreddo        Director

James F. Higgins              Director

Mitchell M. Merin             Director

Stephen R. Miller             Director

Richard F. Powers III         Director

Thomas C. Schneider           Director

William B. Smith              Director




                    By: Thomas Hines
                        Thomas Hines
                        Attorney-in-facta










a Executed copies of the Powers of Attorney of the Board Members listed above have been filed with the Securities and Exchange Commission in connection with Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity, Select 10 Industrial Portfolio 97-1, File No. 333-16839, Amendment No. 1 to the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 Industrial Portfolio 96-4, File No. 333-10499 and the Registration Statement on Form S-6 for Dean Witter Select Equity Trust, Select 10 International Series 95-1, File No. 33-56389.


                             A-30